Acquisition of Daxx Web Industries B.V. (Details) - Schedule of estimated fair values of the assets acquired and liabilities $ in Thousands	Dec. 31, 2020 USD ($)
Schedule of estimated fair values of the assets acquired and liabilities [Abstract]
Cash & equivalents	$ 2,266
Accounts receivable	1,978
Prepaid expenses and other	283
Fixed assets	352
Goodwill	14,690
Intangible assets	8,174
Accounts payable	(37)
Accrued expenses	(2,397)
Tax liabilities	(2,639)
Other current liability and unearned revenues	(2,284)
Net assets acquired	$ 20,386